                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada      October 28, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     144
Form 13F Information Table Value Total:  527,356 (in thousands)
                                         ----------------------
                                                    (thousands)

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS
(as at September 30, 2009)

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
--------------------------- -------------- --------- -------- ---------------- ---------- -------------- -------------------
                                                                                                          VOTING AUTHORITY
                                                      VALUE   SHRS OR SH/ PUT/ INVESTMENT                -------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION OTHER MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- ------- --- ---- ---------- -------------- ------- ------ ----
ABBOTT LABORATORIES           COM          002824100  6809.5   128560 SH          SOLE                    128560
ABERCROMBIE & FITCH CO 'A'    CL A         002896207   823.8    23400 SH          SOLE                     23400
ACTIVISION BLIZZARD INC.      COM          00507V109  4307.5   324700 SH          SOLE                    324700
ADOBE SYSTEMS INC.            COM          00724F101  1542.4    43600 SH          SOLE                     43600
ALCATEL LUCENT ADR            SPONSORED
                              ADR          013904305  8159.1  1697190 SH          SOLE                   1697190
ALCOA INC.                    COM          013817101  2027.1   144300 SH          SOLE                    144300
ALEXION PHARMACEUTICALS
  INC.                        COM          015351109  3236.6    67870 SH          SOLE                     67870
ALTRIA GROUP INC.             COM          02209S103  7500.7   393340 SH          SOLE                    393340
AMERICAN ELECTRIC POWER
  INC.                        COM          025537101  6186.3   186440 SH          SOLE                    186440
AMERICAN ITALIAN PASTA CO-A   CL A         027070101  1057.0    36320 SH          SOLE                     36320
AMERICAN TOWER CORP-CL A      CL A         029912201  1726.5    44300 SH          SOLE                     44300
AMGEN INC.                    COM          031162100  5165.5    80100 SH          SOLE                     80100
ANADARKO PETROLEUM CORP.      COM          032511107  6271.3    93371 SH          SOLE                     93371
APACHE CORP. COMMON           COM          037411105  5854.1    59540 SH          SOLE                     59540
APOLLO INVESTMENT CORP.       COM          03761U106  9795.4   957970 SH          SOLE                    957970
APPLE INC.                    COM          037833100 21824.0   109970 SH          SOLE                    109970
APPLIED MATERIALS INC.        COM          038222105  2500.0   174510 SH          SOLE                    174510
ARM HOLDINGS PLC - SPONS      SPONSORED
  ADR                         ADR          042068106  3716.0   495800 SH          SOLE                    495800
AUTOMATIC DATA PROCESSING     COM          053015103  8689.2   206500 SH          SOLE                    206500
BARRICK GOLD CORPORATION      COM          067901108  4092.8   100860 SH          SOLE                    100860
BAXTER INTERNATIONAL INC.     COM          071813109  6149.2   100740 SH          SOLE                    100740
BECTON, DICKINSON & COMPANY   COM          075887109  5634.0    75440 SH          SOLE                     75440
BLOCKBUSTER INC 'A'           CL A         093679108  1182.6  1032230 SH          SOLE                   1032230
BRIGHAM EXPLORATION CO.       COM          109178103   270.3    27800 SH          SOLE                     27800
BRISTOL MYERS SQUIBB
  COMPANY                     COM          110122108  7978.7   330900 SH          SOLE                    330900
BROOKFIELD PROPERTIES CORP    COM          112900105  7371.2   611410 SH          SOLE                    611410
CANADIAN NATIONAL RAILWAY
  CO.                         COM          136375102  1416.2    27000 SH          SOLE                     27000
CGI GROUP INC - CL A          CL A SUB
                              VTG          39945C109  2184.6   174540 SH          SOLE                    174540
CHECK POINT SOFTWARE TECH     ORD          M22465104  2184.9    71980 SH          SOLE                     71980
CINEMARK HOLDINGS INC         COM          17243V102  2258.4   203600 SH          SOLE                    203600
CISCO SYSTEMS INC.            COM          17275R102   448.6    17800 SH          SOLE                     17800
CME GROUP INC.                COM          12572Q105   463.3     1404 SH          SOLE                      1404
COCA-COLA COMPANY             COM          191216100  1724.9    30000 SH          SOLE                     30000
COMCAST CORPORATION 'A'       CL A         20030N101   248.5    13750 SH          SOLE                     13750
COMCAST CORPORATION
  SPECIAL A                   CL A SPL     20030N200   161.8     9400 SH          SOLE                      9400
CONTINENTAL AIRLINES-CLASS
  B                           CL B         210795308  1452.2    82500 SH          SOLE                     82500
COTT CORPORATION              COM          22163N106  4609.1   585680 SH          SOLE                    585680
CVS/CAREMARK CORPORATION      COM          126650100   419.0    10950 SH          SOLE                     10950
DELTA AIR LINES INC.          COM NEW      247361108   825.0    86000 SH          SOLE                     86000
DEVON ENERGY CORPORATION      COM          25179M103   843.5    11700 SH          SOLE                     11700
DG FASTCHANNEL INC.           COM          23326R109  1455.1    64900 SH          SOLE                     64900
DIGITALGLOBE INC              COM NEW      25389M877  1001.2    41800 SH          SOLE                     41800
DIONEX CORP                   COM          025456104   368.7     5300 SH          SOLE                      5300
DISCOVERY COMMUNICATIONS-A    COM SER A    25470F104  1453.8    47000 SH          SOLE                     47000
DUN & BRADSTREET
  CORPORATION                 COM          264830100  1604.8    19900 SH          SOLE                     19900
DUPONT (E.I.) DE NEMOURS      COM          263534109   323.5     9400 SH          SOLE                      9400
EBAY INC                      COM          278642103  3533.0   139820 SH          SOLE                    139820
EDISON INTERNATIONAL          COM          281020107  2126.0    59130 SH          SOLE                     59130
ELECTRONIC ARTS INC           COM          285512109  1601.1    78500 SH          SOLE                     78500
EQUINIX INC                   COM NEW      29444U502   837.3     8500 SH          SOLE                      8500
ERICSSON (LM) TEL- SP ADR     ADR B SEK
                              10           294821608  2155.3   200900 SH          SOLE                    200900
EXXON MOBIL CORPORATION       COM          30231G102  2350.7    32000 SH          SOLE                     32000
FAIRFAX FINANCIAL HOLDINGS
  LTD                         SUB VTG      303901102  2580.1     6500 SH          SOLE                      6500
FLOWSERVE CORP.               COM          34354P105   812.4     7700 SH          SOLE                      7700
FOREST LABORATORIES INC       COM          345838106  1689.5    53600 SH          SOLE                     53600
FREEPORT MCMORAN COPPER &
  GOLD                        COM          35671D857   557.6     7590 SH          SOLE                      7590
GAMESTOP CORP- CLASS A        CL A         36467W109 11624.8   410170 SH          SOLE                    410170
GENERAL MILLS INC.            COM          370334104  5356.0    77700 SH          SOLE                     77700
GENUINE PARTS CO.             COM          372460105  2196.5    53900 SH          SOLE                     53900
GOLDMAN SACHS GROUP INC.      COM          38141G104  3414.7    17300 SH          SOLE                     17300
GOOGLE INC. 'A'               CL A         38259P508 10365.4    19524 SH          SOLE                     19524
H. J. HEINZ COMPANY           COM          423074103  7260.8   170600 SH          SOLE                    170600
HOME DEPOT INC.               COM          437076102  2398.8    84100 SH          SOLE                     84100
HOT TOPIC INC.                COM          441339108  1171.7   146100 SH          SOLE                    146100
IAMGOLD CORP.                 COM          450913108   456.6    30160 SH          SOLE                     30160
INTEL CORPORATION             COM          458140100   400.2    19100 SH          SOLE                     19100
INTL BUSINESS MACHINES        COM          459200101  2261.6    17660 SH          SOLE                     17660
JACKSON HEWITT TAX SVCS INC   COM          468202106  1736.0   317915 SH          SOLE                    317915
JOY GLOBAL INC.               COM          481165108   340.6     6500 SH          SOLE                      6500
JP MORGAN CHASE & CO.         COM          46625H100  2242.7    47800 SH          SOLE                     47800
KELLOGG COMPANY               COM          487836108  4364.4    82800 SH          SOLE                     82800
KIMBERLY CLARK CORP.          COM          494368103  2134.5    33800 SH          SOLE                     33800
KIRKLAND'S INC.               COM          497498105  1605.1   105200 SH          SOLE                    105200
KODIAK OIL & GAS CORP.        COM          50015Q100   281.9   109700 SH          SOLE                    109700
KRAFT FOODS INC - CLASS A     CL A         50075N104  9440.6   335640 SH          SOLE                    335640
LAMAR ADVERTISING COMPANY
  'A'                         CL A         512815101  4305.3   146540 SH          SOLE                    146540
LONGTOP FINANCIAL-SPON ADR    ADR          54318P108  9204.1   302050 SH          SOLE                    302050
LOOPNET INC.                  COM          543524300  1580.6   163300 SH          SOLE                    163300
LORILLARD INC.                COM          544147101 20413.3   256600 SH          SOLE                    256600
MANPOWER                      COM          56418H100   406.8     6700 SH          SOLE                      6700
MASTERCARD INC- CLASS A       CL A         57636Q104  3490.6    16127 SH          SOLE                     16127
MATTEL INC.                   COM          577081102  2063.9   104420 SH          SOLE                    104420
MCDONALDS CORP.               COM          580135101  3814.2    62420 SH          SOLE                     62420
MEDCO HEALTH SOLUTIONS INC.   COM          58405U102  1533.8    25900 SH          SOLE                     25900
MERCK & CO. INC.              COM          589331107   328.2     9690 SH          SOLE                      9690
MGM MIRAGE                    COM          552953101  3390.4   263000 SH          SOLE                    263000
MICRON TECHNOLOGY INC.        COM          595112103  1474.9   167990 SH          SOLE                    167990
MICROS SYSTEMS INC            COM          594901100  1616.2    50000 SH          SOLE                     50000
MICROSOFT CORPORATION         COM          594918104  3855.6   140010 SH          SOLE                    140010
MOLSON COORS BREWING CO.
  'B'                         CL B         60871R209 18248.3   350110 SH          SOLE                    350110
NASDAQ OMX GROUP/THE          COM          631103108  7665.5   340110 SH          SOLE                    340110
NATIONAL OILWELL VARCO INC.   COM          637071101   372.7     8070 SH          SOLE                      8070
NVIDIA CORP                   COM          67066G104  2224.0   138200 SH          SOLE                    138200
NYSE EURONEXT                 COM          629491101  5414.1   175030 SH          SOLE                    175030
ORACLE CORPORATION            COM          68389X105   461.9    20700 SH          SOLE                     20700
PATCH INTERNATIONAL INC.      COM          703012302     0.7    67500 SH          SOLE                     67500
PAYCHEX INC.                  COM          704326107  4734.0   152200 SH          SOLE                    152200
PEPSICO INC.                  COM          713448108  9892.1   157500 SH          SOLE                    157500
PETROHAWK ENERGY CORP         COM          716495106   257.7     9940 SH          SOLE                      9940

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS
(as at September 30, 2009)

COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
--------------------------- --------------  ---------  -------- ---------------- ---------- -------------- -------------------
                                                                                                            VOTING AUTHORITY
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT                -------------------
NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION OTHER MANAGERS  SOLE   SHARED NONE
--------------------------- --------------  ---------  -------- ------- --- ---- ---------- -------------- ------- ------ ----
PETSMART INC                    COM         716768106   1474.1    63300 SH          SOLE                     63300
PFIZER INC.                     COM         717081103   9641.8   544118 SH          SOLE                    544118
PHILIP MORRIS INT'L INC.        COM         718172109   3584.1    68680 SH          SOLE                     68680
POTASH CORP. OF
  SASKATCHEWAN                  COM         73755L107   2282.8    23600 SH          SOLE                     23600
PRECISION CASTPARTS CORP.       COM         740189105    327.2     3000 SH          SOLE                      3000
PRICELINE.COM INC.              COM
                                NEW         741503403   1562.4     8800 SH          SOLE                      8800
PROCTER & GAMBLE COMPANY        COM         742718109  11051.0   178200 SH          SOLE                    178200
REINSURANCE GROUP OF            COM
  AMERICA A                     NEW         759351604   1761.1    36879 SH          SOLE                     36879
RESEARCH IN MOTION              COM         760975102   4269.4    58961 SH          SOLE                     58961
RESOLUTE ENERGY CORP.           COM         76116A108   5774.1   521050 SH          SOLE                    521050
REX ENERGY CORP.                COM         761565100    169.9    19000 SH          SOLE                     19000
RF MICRO DEVICES INC            COM         749941100   1145.3   197000 SH          SOLE                    197000
SCOTTS MIRACLE- GRO CO-CL A     CL A        810186106    896.7    19500 SH          SOLE                     19500
SCRIPPS NETWORKS INTER-CL A     CL A
                                COM         811065101   1578.5    39900 SH          SOLE                     39900
SIERRA WIRELESS INC.            COM         826516106    270.3    25300 SH          SOLE                     25300
SILVER WEATON                   COM         828336107    682.6    50640 SH          SOLE                     50640
SKYWORKS SOLUTIONS INC.         COM         83088M102    207.7    14650 SH          SOLE                     14650
SOUTHWESTERN ENERGY CO.         COM         845467109   2215.9    48490 SH          SOLE                     48490
SPARTAN STORES INC              COM         846822104    263.7    17430 SH          SOLE                     17430
SPECTRUM CONTROL INC.           COM         847615101    461.6    50780 SH          SOLE                     50780
STAPLES INC                     COM         855030102   1556.3    62600 SH          SOLE                     62600
STARBUCKS CORP.                 COM         855244109    865.6    39150 SH          SOLE                     39150
STARENT NETWORKS CORP 85        COM         00528P108   3266.1   120000 SH          SOLE                    120000
STARWOOD PROPERTY TRUST
  INC.                          COM         85571B105  12259.4   565430 SH          SOLE                    565430
STEC INC.                       COM         784774101    720.6    22900 SH          SOLE                     22900
SUNCOR ENERGY INC.              COM         867224107    841.5    22740 SH          SOLE                     22740
SYMANTEC CORP.                  COM         871503108    394.5    22370 SH          SOLE                     22370
SYNOPSYS INC.                   COM         871607107   2996.1   124810 SH          SOLE                    124810
TENENT HEALTHCARE
  CORPORATION                   COM         88033G100  24910.5  3956740 SH          SOLE                   3956740
TEVA PHARMACEUTICAL
  INDS.ADR                      ADR         881624209  18942.2   349910 SH          SOLE                    349910
TEXTRON INC.                    COM         883203101    301.8    14850 SH          SOLE                     14850
THOMSON REUTERS CORP.           COM         884903105    465.8    12960 SH          SOLE                     12960
TIME WARNER CABLE 'A'           COM         88732J207   3391.0    73500 SH          SOLE                     73500
TRANSOCEAN INC.                 SHS         G90073100   1709.7    18670 SH          SOLE                     18670
TYCO INTERNATIONAL LTD.         COM         H89128104   8843.3   239540 SH          SOLE                    239540
UAL CORP.                       COM
                                NEW         902549807    855.9    86700 SH          SOLE                     86700
VALE SA-SP ADR                  ADR         91912E105    435.9    17600 SH          SOLE                     17600
VODAFONE GROUP PLC SP ADR       SPONS
                                ADR
                                NEW         92857W209  19713.2   818290 SH          SOLE                    818290
WALTER ENERGY INC.              COM         93317Q105    353.7     5500 SH          SOLE                      5500
WASTE MANAGEMENT INC.           COM         94106L109   2829.8    88630 SH          SOLE                     88630
WENDY'S/ARBY'S GROUP INC-A      COM         950587105   3419.7   675244 SH          SOLE                    675244
WESTPORT INNOVATIONS INC.       COM
                                NEW         960908309   2859.6   210300 SH          SOLE                    210300
WINDSTREAM CORP                 COM         97381W104   2957.8   272700 SH          SOLE                    272700
XTO ENERGY INC                  COM         98385X106    215.1     4862 SH          SOLE                      4862
YAHOO! INC.                     COM         984332106   3268.5   171400 SH          SOLE                    171400
                                                       -------                                             -------
                            Total Value (in thousands) 527,356                               # of Entries      144
                                                       =======                                             =======